GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Schedule of Future Amortization Expense) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
2022	$ 4,877
2023	4,329
2024	4,282
2025	1,849
2026	441
Thereafter	2,088
Intangible assets, net	$ 17,866	$ 23,676